Certain risks and concentration - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase in net cash used in operating activities	$ 19,480	$ (13,911)	$ (45,649)
Increase in net cash used in investing activities	(32,619)	(20,756)	79,260
Increase in net cash used in financing activities	$ (223)	2,679	12,177
Adjustment
Increase in net cash used in operating activities			17,600
Variable Interest Entity, Primary Beneficiary [Member] | Adjustment
Decrease in current liabilities		76,800
Increase in non-current liabilities		76,800
Increase in net cash used in operating activities		7,600
Increase in net cash used in investing activities		5,800	2,900
Increase in net cash used in financing activities		$ 1,800	$ 20,500